AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2005.


                                                            File Nos. 333-102137
                                                                       811-08810
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___                [ ]


                         Post-Effective Amendment No. 7                 [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 8                          [X]


                        (Check Appropriate Box or Boxes)
                            ------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                            ("FIRST SUNAMERICA LIFE")
                               (Name of Depositor)


                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 996-9786



                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)
                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices) (Zip Code)
        Guarantor's Telephone Number, including Area Code: (212) 458-5819



                            CHRISTINE A. NIXON, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        C/O AIG RETIREMENT SERVICES, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on [INSERT DATE if applicable] pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485



Title of Securities Being Registered: (i) Units of interests in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                          FS VARIABLE SEPARATE ACCOUNT


                               PART A - PROSPECTUS



Incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on April 29, 2005, Accession No.
0000950129-05-004371, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on August 12, 2005, Accession No.
0000950129-05-008162 and Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 6 under the Investment Act of 1940, File Nos. 333-102137 and 811-08810, filed September 26, 2005, Accession No.
0000950148-05-000095.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 12, 2005
                        POLARIS CHOICE VARIABLE ANNUITY

--------------------------------------------------------------------------------

THE DATE OF THE PROSPECTUS AND ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO OCTOBER 27, 2005.

THIS SUPPLEMENT REPLACES THE SUPPLEMENTS DATED MAY 2, 2005.

THE FOLLOWING NEW SUB-SECTION IS ADDED TO THE FEE TABLE SECTION OF THE
PROSPECTUS:

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the greater of (a) Purchase Payments made in the first two years; or (b) the highest anniversary value in the first 10 years less Purchase Payments made after the first two years, both adjusted for withdrawals during the applicable period)

                                                   Annualized Fee*
                                                   --------------
All Contract Years                                     0.65%

* MarketLock is an optional guaranteed minimum withdrawal benefit. The fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter.

THE FOLLOWING SECTION REPLACES THE MAXIMUM EXPENSE EXAMPLES SECTION OF THE
PROSPECTUS:

  MAXIMUM EXPENSE EXAMPLES
  (assuming maximum separate account annual expenses of 1.72% (including the enhanced death benefit, 0.20%) and investment in an Underlying Fund with total expenses of 1.85%)

  (1) If you surrender your contract at the end of the applicable time period and you elect the optional enhanced death benefit and the optional MarketLock (0.65%) feature:

          1 YEAR             3 YEARS              5 YEARS             10 YEARS
        ========================================================================
          $1,128              $1,794              $2,173               $4,426
        ========================================================================

  (2)   If you annuitize your contract at the end of the applicable time period:

          1 YEAR             3 YEARS              5 YEARS             10 YEARS
        ========================================================================
           $340               $1.036              $1,755               $3,658
        ========================================================================

  (3) If you do not surrender your contract and you elect the optional enhanced death benefit and optional MarketLock (0.65%) feature:

          1 YEAR             3 YEARS              5 YEARS            10 YEARS
        ========================================================================
           $428               $1,294              $2,173              $4,426
        ========================================================================

THE FOLLOWING SECTION IS ADDED TO THE OPTIONAL LIVING BENEFITS SECTION AFTER THE POLARIS INCOME REWARDS SUB-SECTION OF THE PROSPECTUS:

MARKETLOCK FEATURE

WHAT IS MARKETLOCK?

MarketLock is an optional living benefit feature designed to help you create a guaranteed income stream. If you elect MarketLock you will be charged an annualized fee on a quarterly basis. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Eligible Purchase Payments, as described below, adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance. MarketLock has rules and restrictions that are discussed more fully below.

HOW AND WHEN CAN I ELECT MARKETLOCK?

You may only elect MarketLock at the time of contract issue. In addition, you may only elect MarketLock if you are age 75 or younger on the contract issue date. MarketLock may be cancelled only as of the 5th, 10th, and remaining subsequent contract anniversaries. Requests to cancel MarketLock will be effective on the next available cancellation date after receipt. Once MarketLock is cancelled, you will no longer be charged for the feature and you may not re-elect the feature.

MarketLock cannot be elected if you elect the Polaris Income Rewards or Capital Protector features. SEE THE POLARIS INCOME REWARDS AND THE CAPITAL PROTECTOR sections in the prospectus. MarketLock may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

HOW THE BENEFIT IS CALCULATED?

MarketLock provides a guarantee that the highest Anniversary Value during the relevant MAV Evaluation Period (defined below) can be withdrawn over the period that the feature is in effect. The table below is a summary of the MarketLock option we are currently offering.

In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending when the first withdrawal is taken and the amount that is withdrawn, see the MARKETLOCK SUMMARY TABLE below. You may begin taking withdrawals under the Benefit as of the contract issue date. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

          MARKETLOCK SUMMARY:
------------------------------------------------------------------------------------------
                                                             MINIMUM      MAXIMUM ANNUAL
                                          MAXIMUM ANNUAL   WITHDRAWAL    WITHDRAWAL AMOUNT
                                            WITHDRAWAL    PERIOD PRIOR     PERCENTAGE IF
                                             AMOUNT*         TO ANY          EXTENSION
      TIME OF FIRST WITHDRAWAL              PERCENTAGE      EXTENSION       IS ELECTED
------------------------------------------------------------------------------------------
Before 5th Benefit Year anniversary             5%          20 years            5%
------------------------------------------------------------------------------------------
On or after 5th Benefit Year anniversary        7%         14.28 years          7%
------------------------------------------------------------------------------------------
On or after 10th Benefit Year anniversary       10%          10 years           7%
------------------------------------------------------------------------------------------
On or after 20th Benefit Year anniversary       10%          10 years           10%
------------------------------------------------------------------------------------------

        * For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period. Please see the IMPORTANT INFORMATION
           section in the prospectus.

HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions. Eligible Purchase Payments are limited to $1 million without our prior approval.

SECOND, we calculate the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary minus any Ineligible Purchase Payments.

THIRD, we determine the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below. If you do not elect to extend the MAV Evaluation Period, the period will automatically end.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is at least equal to Eligible Purchase Payments, as adjusted for withdrawals of contract value. Subsequent Eligible Purchase Payments are added to the MAV Benefit Base when they are received.

On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base. Any continuation contributions as a result of a spousal continuation are included in calculating the Anniversary Values used to determine the MAV Benefit Base during the MAV Evaluation Period.

At the end of the MAV Evaluation Period, as long as MarketLock is still in effect and you are age 85 or younger, you will be given the chance to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. Any additional MAV Evaluation Periods, if available, will be for a time period that we determine and will be offered at our discretion. We will notify you of the time period available for election prior to the expiration of any MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Also, if you extend the MAV Evaluation Period, you should know that the provisions for the feature, such as the fee, will change to the provisions in effect at the time you elect to extend, which may be different from the provisions when you initially elected the feature.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries as described above, but will continue at the level in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals as described below. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is an amount calculated as a percentage of the MAV Benefit Base at the time of the first withdrawal and represents the maximum amount that may be withdrawn under this feature each contract year. These percentages are shown in the MarketLock Summary table, above. If the MAV Benefit Base is increased to the current Anniversary Value (as described above in the MAV Benefit Base section), the Maximum Annual Withdrawal Amount will be recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Amount percentage multiplied by the new MAV Benefit Base.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The Minimum Withdrawal Period is calculated by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Period is recalculated when the MAV Benefit Base is adjusted to a higher anniversary value, and is summarized in the MarketLock Summary table, above.

FURTHER EFFECTS OF WITHDRAWALS ON THE ABOVE COMPONENTS ARE DESCRIBED BELOW IN THE SECTION ENTITLED "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

WHAT IS THE FEE FOR MARKETLOCK?

The annualized fee for MarketLock is 0.65% of the MAV Benefit Base. Each time you extend the MAV Evaluation Period, if offered and you elect it, the fee will be changed to the extension fee in effect at the time. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender your contract or annuitize before the end of the quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of withdrawals of contract value. Total withdrawals in any contract year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. In addition to these amounts, withdrawals in excess of the Maximum Annual Withdrawal Amount also reduce the MAV Benefit Base by the amount of the excess withdrawal or, if greater, based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in proportionately greater reduction of the benefits under the feature. This may also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE:
   Withdrawals reduce the MAV Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal; (2) If the withdrawal, or any portion of the withdrawal, causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or
   (b), where:

      a. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

      b. is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, if any, that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced by the remainder of the withdrawal in the same proportion that the remaining contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a contract year does not exceed the Maximum Annual Withdrawal Amount for that contract year, the Maximum Annual Withdrawal Amount will not change for the next contract year unless your MAV Benefit Base is adjusted upward (as described above). If total withdrawals in a contract year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

EFFECT OF WITHDRAWALS OF CONTRACT VALUE ON MINIMUM WITHDRAWAL PERIOD

--------------------------------------------------------------------------------
AMOUNT WITHDRAWN
IN A CONTRACT YEAR                  EFFECT ON MINIMUM WITHDRAWAL PERIOD
--------------------------------------------------------------------------------
Amounts up to the Maximum Annual    New Minimum Withdrawal Period = the MAV
Withdrawal Amount                   Benefit Base on the anniversary date after
                                    any withdrawals on that anniversary, divided
                                    by the current Maximum Annual Withdrawal
                                    Amount
--------------------------------------------------------------------------------
Amounts in excess of the Maximum    New Minimum Withdrawal Period = the Minimum
Annual Withdrawal Amount            Withdrawal Period at the prior contract
                                    anniversary minus one year
--------------------------------------------------------------------------------

THE MARKETLOCK EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF
WITHDRAWALS.

WHAT HAPPENS IF MY CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

   1. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

   2. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the MAV Benefit Base equals zero; or

   3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

WHAT HAPPENS TO MARKETLOCK UPON A SPOUSAL CONTINUATION?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spouse continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any continuation contribution is included in anniversary values for these purposes. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. SEE SPOUSAL CONTINUATION IN THE PROSPECTUS.

CAN MY NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING WITHDRAWALS UNDER MARKETLOCK UPON MY DEATH?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the MAV Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. SEE DEATH BENEFITS IN THE PROSPECTUS.

CAN MARKETLOCK BE CANCELLED?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee. You may not extend the MAV Evaluation Period upon cancellation. You may not re-elect MarketLock after cancellation.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

   1. The MAV Benefit Base is equal to zero; or

   2. Annuitization of the contract; or

   3. Full surrender of the contract; or

   4. Death benefit is paid; or

   5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the MAV Benefit Base, as applicable, by 50% or more.

IMPORTANT INFORMATION ABOUT MARKETLOCK

MarketLock is designed to offer protection of your initial investment in the event of a significant market downturn. MarketLock may not guarantee an income stream based on all Purchase Payments made into your contract. MarketLock does not guarantee amounts equal to the withdrawal of any subsequent Purchase Payments made after the 2nd contract anniversary, following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on MarketLock if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THESE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.

We reserve the right to limit the maximum Eligible Purchase Payments to $1 million. We reserve the right to limit the investment options available under the contract if you elect these features for prospectively issued contracts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE MARKETLOCK (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


THE FOLLOWING IS ADDED TO THE EXPENSES SECTION OF THE PROSPECTUS:

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of the quarter. The fee is as follows:

                                                         ANNUALIZED FEE
                                                         --------------
         All Contract Years                                   0.65%


THE FOLLOWING IS ADDED TO THE APPENDIX SECTION OF THE PROSPECTUS:

MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first Contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.

EXAMPLE 2 FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and Benefit Bases are as follows:

                 ---------------------------------------------
                 ANNIVERSARY    CONTRACT VALUE    BENEFIT BASE
                 ---------------------------------------------
                     1st          $ 105,000        $105,000
                 ---------------------------------------------
                     2nd          $ 115,000        $115,000
                 ---------------------------------------------
                     3rd          $ 107,000        $115,000
                 ---------------------------------------------
                     4th          $ 110,000        $115,000
                 ---------------------------------------------
                     5th          $ 120,000        $120,000
                 ---------------------------------------------

On your fifth anniversary, your contract value is $120,000, and your Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your fifth contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL WITHDRAWAL AMOUNT FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and Benefit Base values as described in EXAMPLE 2 above. During your sixth contract year, after your fifth contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 over a minimum of 13 years and 9 months.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT FOR MARKETLOCK:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and Benefit Base values as described in EXAMPLE 2 above. Also assume that during your sixth Contract Year, after your fifth contract anniversary, your contract value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the excess withdrawal, which is $8,400. Your contract value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the excess withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the contract value was reduced by the excess withdrawal ($3,288/$109,600 = 3%). Finally we reduce $111,600 by that proportion (3%) which equals $108,252. Your Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount is your Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50.

THE FOLLOWING SENTENCES ARE ADDED TO THE "INVESTMENT OPTIONS" SECTION IN THE "FIXED ACCOUNT OPTIONS" SUBSECTION:

If at the time you purchase your contract, we are offering Fixed Accounts with a longer duration than one year, a market value adjustment ("MVA") may apply if you withdraw your money prior to the end of the Fixed Account guarantee period. THE MARKET VALUE ADJUSTMENT APPENDIX SHOWS HOW WE CALCULATE AND APPLY THE MVA.


Please keep this supplement with your prospectus.

Dated:  October 27, 2005

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on April 29, 2005, Accession No.
0000950129-05-004371, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on August 12, 2005, Accession No.
0000950129-05-008162 and Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Act of 1940, File Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No.
0000950129-05-009958.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements


The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:



Financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and financial statements of FS Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on August 29, 2005, Accession
No. 0000950129-05-004371.



The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for the year then ended are incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-102137 and 811-08810, filed on October 21, 2005, Accession No. 0000950129-05-009958.


(b) Exhibits


(1)        Resolutions Establishing Separate Account...................................................   *
(2)        Custody  Agreements.........................................................................   Not Applicable
(3)        (a)   Form of Distribution Contract.........................................................   **
           (b)   Form of Selling Agreement.............................................................   **
(4)        (a)   Specimen Individual Annuity Certificate...............................................   +
           (b)   Specimen Maximum Anniversary Value Optional Death Benefit Endorsement.................   +
           (a)   Specimen IRA Endorsement                                                                 +
(5)              Annuity Application Specimen Contract                                                    +
(6)        Corporate Documents
           (a)   Certificate of Incorporation                                                             **
           (b)   By-Laws                                                                                  **

(7)        Reinsurance Contract........................................................................   Not Applicable
(8)        Material Contracts
           (a) Anchor Series Trust Fund Participation Agreement                                           **
           (b) SunAmerica Series Trust Fund Participation Agreement                                       **
           (c) Van Kampen Life Investment Trust                                                           ***
           (d) Lord Abbett Series Fund, Inc.                                                              ***
           (e) Nations Separate Account Trust                                                             *
           (f) American Funds Insurance Series                                                            ***
(9)        (a) Opinion of Counsel and Consent                                                             +
(9)        (b) Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home        ****
               Assurance Company
(10)       Consent of Independent Registered Public Accounting Firm....................................   Filed Herewith
(11)       Financial Statements Omitted from Item 23...................................................   Not Applicable
(12)       Initial Capitalization Agreement............................................................   Not Applicable
(13)       Other
           (a)   Diagram and Listing of All Persons Directly or Indirectly
                 Controlled by or Under Common Owner Control with First
                 SunAmerica Life Insurance Company, the Depositor of Registrant                           +++
           (b)   Power of Attorney                                                                        ++
           (c)   Support Agreement of American International Group, Inc.                                  ++++
           (d)   General Guarantee Agreement by American Home Assurance Company                           ++++



* Incorporated by reference to Initial Registration Statement to File Nos. 333-102137 and 811-08810, filed December 23, 2002, accession number 0000898430-02-004616.

** Incorporated by reference to Post-Effective Amendments 5 and 7 to File Nos. 033-85014 and 811-08810, filed January 30, 1998, accession number
0000950148-98-000132.

*** Incorporated by reference to Post-Effective Amendments 18 and 20 to File Nos. 033-85014 and 811-08810, filed November 27, 2002, accession number 0000950148-02-002786.

**** Incorporated by reference to Post-Effective Amendments 6 and 7 to File No. 333-102137 and 811-08810, filed October 20, 2005, accession number 0000950129-05-009958.

+ Incorporated by reference to Pre-Effective Amendments No. 1 and 1 to File Nos. 333-102137 and 811-08810, filed August 14, 2003 accession number 0001193125-03-036541.

++ Incorporated by reference to Post-Effective Amendments No. 2 and 3 to File Nos. 333-102137 and 811-08810, filed April 19, 2004, accession number 0000950148-04-000758.

+++ Incorporated by reference to Post-Effective Amendments No. 3 and 4 to File Nos. 333-102137 and 811-08810, filed April 29, 2005, accession number 0000950129-05-004371.


++++ Incorporated by reference to Post-Effective Amendments No. 4 and 5 to File Nos. 333-102137 and 811-08810, filed August 12, 2005, accession number 0000950129-05-004371.



++++ Incorporated by reference to Post-Effective Amendment Nos. 6 and No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005, Accession No. 0000950129-05-009958.


Item 25. Directors and Officers of the Depositor


(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.



NAME                                  POSITION
----                                  --------
Jay S. Wintrob                        Director, Chief Executive Officer & President
James R. Belardi                      Director and Senior Vice President
Marc H. Gamsin                        Director and Senior Vice President
N. Scott Gillis (1)                   Director, Senior Vice President and Chief Financial Officer
Jana W. Greer (1)                     Director and Senior Vice President
Bruce R. Abrams (2)                   Director, Senior Vice President
Christine A. Nixon                    Director, Senior Vice President and Secretary
M. Bernard Aidinoff (3)               Director
Marion E. Fagen (3)                   Director
Patrick J. Foley (3)                  Director
Cecil C. Gamwell III (3)              Director
Jack R. Harnes (3)                    Director
David L. Herzog (3)                   Director
John I. Howell (3)                    Director
Ernest T. Patrikis (3)                Director
Michael J. Akers (2)                  Senior Vice President
Gregory M. Outcalt                    Senior Vice President
Stewart R. Polakov (1)                Senior Vice President and Controller
Edwin R. Raquel (1)                   Senior Vice President and Chief Actuary
Kurt W. Bernlohr (2)                  Vice President
Michelle H. Powers (2)                Vice President
Mallary L. Reznik                     Vice President
Stephen Stone (1)                     Vice President
Edward T. Texeria (1)                 Vice President
Virginia N. Puzon                     Assistant Secretary



-----------
(1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367



(2) Principal business address is 2929 Allen Parkway, Houston, TX 77019

(3) Principal business address is 70 Pine Street, New York, NY 10270



Item 26. Persons Controlled By or Under Common Control with Depositor or Registrant



The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-05-006884, filed May 31, 2005.


Item 27. Number of Contract Owners


As of September 1, 2005, the number of Polaris Choice contracts funded by FS Variable Separate Account was 354 of which 172 were qualified contracts and 182 were non-qualified contracts.


Item 28. Indemnification


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



First SunAmerica Life Insurance Company

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.



Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.


Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.


Item 29. Principal Underwriter



(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:
      AIG SunAmerica Life Assurance Company - Variable Separate Account
      AIG SunAmerica Life Assurance Company - Variable Annuity Account One
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Two First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine Presidential Life Insurance Company - Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I
      VALIC Company II


(b) Directors, Officers and principal place of business:


Officer/Directors*                  Position
------------------                  --------
Peter A. Harbeck                    Director
J. Steven Neamtz                    Director, President  & Chief Executive Officer
Debbie Potash-Turner                Senior Vice President, Chief Financial Officer & Controller
John T. Genoy                       Vice President
James Nichols                       Vice President
Thomas Lynch                        Chief Compliance Officer
Christine A. Nixon**                Secretary
Virginia N. Puzon**                 Assistant Secretary


* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services



Not Applicable.



Item 32. Undertakings



General Representations



The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.



Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.



Undertakings of the Registrant



Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



Undertakings of the Depositor



During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.



These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").



Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause
Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.



During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS VARIABLE SEPARATE ACCOUNT certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused these Post-Effective Amendment No. 7 and Amendment No. 8 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 24th day of October, 2005.


                                  FS VARIABLE SEPARATE ACCOUNT
                                  (Registrant)

                                  By: FIRST  SUNAMERICA LIFE INSURANCE COMPANY


                                  By:    /s/ JAY S. WINTROB
                                       ---------------------------------------
                                       JAY S. WINTROB, CHIEF EXECUTIVE OFFICER



                                  By: FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  (Depositor)



                                  By:     /s/ JAY S. WINTROB
                                       ----------------------------------------
                                       JAY S. WINTROB, CHIEF EXECUTIVE OFFICER



SIGNATURE                                     TITLE                       DATE
---------                                     -----                       ----
JAY S. WINTROB*                     Chief Executive Officer,       October 24, 2005
----------------------------------    President & Director
JAY S. WINTROB                        (Principal Executive
                                            Officer)

BRUCE R. ABRAMS*                            Director               October 24, 2005
----------------------------------
BRUCE R. ABRAMS

M. BERNARD AIDINOFF*                        Director               October 24, 2005
----------------------------------
M. BERNARD AIDINOFF

JAMES R. BELARDI*                           Director               October 24, 2005
----------------------------------
JAMES R. BELARDI

MARION E. FAJEN*                            Director               October 24, 2005
----------------------------------
MARION E. FAJEN

PATRICK J. FOLEY*                           Director               October 24, 2005
----------------------------------
PATRICK J. FOLEY

MARC H. GAMSIN*                             Director               October 24, 2005
----------------------------------
MARC H. GAMSIN

CECIL C. GAMWELL III*                       Director               October 24, 2005
----------------------------------
CECIL C. GAMWELL III

N. SCOTT GILLIS*                     Senior Vice President,        October 24, 2005
----------------------------------  Chief Financial Officer
N. SCOTT GILLIS                            & Director
                                      (Principal Financial
                                            Officer)

JANA W. GREER*                              Director               October 24, 2005
----------------------------------
JANA W. GREER

JACK R. HARNES*                             Director               October 24, 2005
----------------------------------
JACK R. HARNES


DAVID L. HERZOG*                            Director               October 24, 2005
----------------------------------
DAVID L. HERZOG

JOHN I. HOWELL*                             Director               October 24, 2005
----------------------------------
JOHN I. HOWELL

CHRISTINE A. NIXON*                         Director               October 24, 2005
----------------------------------
CHRISTINE A. NIXON

ERNEST T. PATRIKIS*                         Director               October 24, 2005
----------------------------------
ERNEST T. PATRIKIS

STEWART R. POLAKOV*                Senior Vice President and       October 24, 2005
----------------------------------        Controller
STEWART R. POLAKOV                   (Principal Accounting
                                            Officer)

/s/ MALLARY L. REZNIK                   Attorney-in-Fact           October 24, 2005
----------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 24th day of October, 2005.




                                        By: AMERICAN HOME ASSURANCE COMPANY



                                        By: /S/ ROBERT S. SCHIMEK
                                            ----------------------------
                                            ROBERT S. SCHIMEK,
                                            SENIOR VICE PRESIDENT AND TREASURER



/s/ M. BERNARD AIDINOFF                       Director                     October 24, 2005
----------------------------
M. BERNARD AIDINOFF

/s/ STEVEN JAY BENSINGER                      Director                     October 24, 2005
----------------------------
STEVEN JAY BENSINGER

/s/ JOHN QUINLAN DOYLE                Director and President               October 24, 2005
----------------------------
JOHN QUINLAN DOYLE

/s/ JEFFREY L. HAYMAN                         Director                     October 24, 2005
----------------------------
JEFFREY L. HAYMAN

/s/ DAVID LAWRENCE HERZOG                     Director                     October 24, 2005
----------------------------
DAVID LAWRENCE HERZOG

/s/ ROBERT EDWARD LEWIS                       Director                     October 24, 2005
----------------------------
ROBERT EDWARD LEWIS

/s/ KRISTIAN PHILIP MOOR              Director and Chairman                October 24, 2005
----------------------------
KRISTIAN PHILIP MOOR

/s/ WIN JAY NEUGER                            Director                     October 24, 2005
----------------------------
WIN JAY NEUGER

/s/ ERNEST THEODORE PATRIKIS                  Director                     October 24, 2005
----------------------------
ERNEST THEODORE PATRIKIS

/s/ ROBERT MICHAEL SANDLER                    Director                     October 24, 2005
----------------------------
ROBERT MICHAEL SANDLER

/s/ ROBERT S. SCHIMEK              Director, Senior Vice President         October 24, 2005
----------------------------               and Treasurer
ROBERT S. SCHIMEK

/s/ NICHOLAS SHAW TYLER                       Director                     October 24, 2005
----------------------------
NICHOLAS SHAW TYLER

/s/ NICHOLAS CHARLES WALSH                    Director                     October 24, 2005
----------------------------
NICHOLAS CHARLES WALSH

                                  EXHIBIT INDEX


EXHIBIT NO.   DESCRIPTION
-----------   -----------
(10)          Consent of Independent Registered Public Accounting Firm